Loans and Allowance for Loan Losses - Schedule of Impaired Loans by Class (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Recorded Investment
With no related allowance recorded	$ 21,468		$ 36,971
With an allowance recorded	41,480		28,903
Total	62,948		65,874
Unpaid Balance
With no related allowance recorded	25,853		40,473
With an allowance recorded	43,226		30,559
Total	69,079		71,032
Related Allowance with an allowance recorded	3,684		5,447
Average Investment
With no related allowance recorded	23,121	$ 32,294
With an allowance recorded	42,666	20,453
Total	65,787	52,747
Interest Recognized
With no related allowance recorded	107	112
With an allowance recorded	190	151
Total	297	263
Commercial and Industrial
Recorded Investment
With no related allowance recorded	1,247		3,735
With an allowance recorded	2,453		469
Total	3,700		4,204
Unpaid Balance
With no related allowance recorded	1,594		4,317
With an allowance recorded	2,650		469
Total	4,244		4,786
Related Allowance with an allowance recorded	205		318
Average Investment
With no related allowance recorded	1,476	1,344
With an allowance recorded	2,479	311
Total	3,955	1,655
Interest Recognized
With no related allowance recorded	2	2
With an allowance recorded	0	0
Total	2	2
Construction
Recorded Investment
Total	20,798		21,092
Unpaid Balance
Total	22,454		22,664
Related Allowance with an allowance recorded	961		951
Average Investment
Total	20,915	11,228
Interest Recognized
Total	50	66
Construction | 1-4 Family
Recorded Investment
With no related allowance recorded	0		0
With an allowance recorded	0		0
Unpaid Balance
With no related allowance recorded	0		0
With an allowance recorded	0		0
Related Allowance with an allowance recorded	0		0
Average Investment
With no related allowance recorded	0	0
With an allowance recorded	0	0
Interest Recognized
With no related allowance recorded	0	0
With an allowance recorded	0	0
Construction | Commercial construction
Recorded Investment
With no related allowance recorded	746		14,913
With an allowance recorded	20,052		6,179
Unpaid Balance
With no related allowance recorded	1,080		16,485
With an allowance recorded	21,374		6,179
Related Allowance with an allowance recorded	961		951
Average Investment
With no related allowance recorded	840	4,630
With an allowance recorded	20,075	6,598
Interest Recognized
With no related allowance recorded	1	16
With an allowance recorded	49	50
Real Estate Commercial Mortgage
Recorded Investment
Total	27,225		27,948
Unpaid Balance
Total	29,944		29,915
Related Allowance with an allowance recorded	1,126		1,916
Average Investment
Total	28,915	23,719
Interest Recognized
Total	201	125
Real Estate Commercial Mortgage | Owner occupied
Recorded Investment
With no related allowance recorded	10,484		10,309
With an allowance recorded	8,516		9,230
Unpaid Balance
With no related allowance recorded	10,893		10,607
With an allowance recorded	8,616		9,230
Related Allowance with an allowance recorded	1,035		1,287
Average Investment
With no related allowance recorded	10,830	12,737
With an allowance recorded	8,657	5,774
Interest Recognized
With no related allowance recorded	86	74
With an allowance recorded	49	47
Real Estate Commercial Mortgage | Non-owner occupied
Recorded Investment
With no related allowance recorded	4,255		2,879
With an allowance recorded	3,970		5,530
Unpaid Balance
With no related allowance recorded	6,338		3,048
With an allowance recorded	4,097		7,030
Related Allowance with an allowance recorded	91		629
Average Investment
With no related allowance recorded	4,541	5,208
With an allowance recorded	4,887	0
Interest Recognized
With no related allowance recorded	17	4
With an allowance recorded	49	0
Real Estate Residential Mortgage
Recorded Investment
Total	11,127		12,532
Unpaid Balance
Total	12,318		13,548
Related Allowance with an allowance recorded	1,304		2,174
Average Investment
Total	11,899	16,027
Interest Recognized
Total	44	70
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Recorded Investment
With no related allowance recorded	4,093		4,253
With an allowance recorded	4,830		5,721
Unpaid Balance
With no related allowance recorded	4,939		4,649
With an allowance recorded	4,830		5,877
Related Allowance with an allowance recorded	703		1,445
Average Investment
With no related allowance recorded	4,583	6,866
With an allowance recorded	4,856	5,813
Interest Recognized
With no related allowance recorded	1	15
With an allowance recorded	32	43
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Recorded Investment
With no related allowance recorded	633		872
With an allowance recorded	1,571		1,686
Unpaid Balance
With no related allowance recorded	978		1,336
With an allowance recorded	1,571		1,686
Related Allowance with an allowance recorded	601		729
Average Investment
With no related allowance recorded	836	1,495
With an allowance recorded	1,624	1,853
Interest Recognized
With no related allowance recorded	0	1
With an allowance recorded	11	11
Installment
Recorded Investment
With no related allowance recorded	10		10
With an allowance recorded	88		88
Total	98		98
Unpaid Balance
With no related allowance recorded	31		31
With an allowance recorded	88		88
Total	119		119
Related Allowance with an allowance recorded	88		$ 88
Average Investment
With no related allowance recorded	15	14
With an allowance recorded	88	104
Total	103	118
Interest Recognized
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total	$ 0	$ 0